Share-Based Payment (Details) ₪ / shares in Units, ₪ in Thousands		12 Months Ended
	Aug. 14, 2023 ILS (₪) shares	Dec. 31, 2023 ILS (₪) ₪ / shares shares	Dec. 31, 2022 ILS (₪) ₪ / shares shares	Dec. 31, 2021 ILS (₪) ₪ / shares shares
Share-Based Payment (Details) [Line Items]
Unexercised options expiration period		10 years
Options future grants | shares	900,000	900,000	1,031,000
Options exercisable allotment | shares		291,000		140,000
Option exercisable		1	1	1
Exercise price of per share (in New Shekels per share)		₪ 1.062	₪ 1.639
Grant amount (in New Shekels) | ₪	₪ 822	₪ 240	₪ 876	₪ 2,109
Vesting period	3 years
Unrecognized compensation expense (in New Shekels) | ₪		₪ 1,687
Weighted average period		6 years 3 months	10 years	10 years
Option Plan [Member]
Share-Based Payment (Details) [Line Items]
Options future grants | shares		294,770
Bottom of range [member]
Share-Based Payment (Details) [Line Items]
Exercise price of per share (in New Shekels per share)				₪ 25.23
Top of range [member]
Share-Based Payment (Details) [Line Items]
Exercise price of per share (in New Shekels per share)				₪ 36
Option [Member]
Share-Based Payment (Details) [Line Items]
Weighted average period		3 years 2 months 12 days
CEO [Member]
Share-Based Payment (Details) [Line Items]
Exercise price of per share (in New Shekels per share)		₪ 90,000